Current financial assets	6 Months Ended
Jun. 30, 2020
Current financial assets
Current financial assets

6.Current financial assets

On June 30, 2020, the current financial assets amounted to €731.4 million, compared to €1,004.5 million on December 31, 2019. These current financial assets relate to term accounts with an original maturity longer than 3 months and money market funds which do not qualify as cash equivalents.

Please also refer to note 14 for more information on the financial instruments.